401(k) Plan (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage	6.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 162,000	$ 122,000
401(k) Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%